STATEMENT OF CASH FLOWS’ COMPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Statement Of Cash Flows Complementary Information
Schedule of adjustments to reconcile net profit to cash flows generated by operating activities

	Note	12.31.2024	12.31.2023	12.31.2022
Income tax	10.6	(121)	318	124
Accrued interest		106	283	185
Depreciations and amortizations	9 and 10.2	342	267	212
Share of profit from associates and joint ventures	5.3.2	(146)	2	(105)
Profit from sale/adquisition of companies´ interest		(34)	(9)	-
Results for property, plant and equipment sale and derecognition	10.4	(11)	1	(2)
Result for intangible assets sale	10.4	-	-	(2)
Impairment of property, plant and equipment, intangible assets and inventories		34	39	38
Impairment of financial assets		56	-	4
Result from present value measurement	10.5	7	10	14
Changes in the fair value of financial instruments		(213)	(392)	(94)
Exchange differences, net		-	(190)	(85)
Result from repurchase and exchange of CB	10.5	10	(1)	8
Readjustment of investment plan	10.4	-	-	9
Costs of concessions agreements completion	10.4	6	5	-
Contractual indemnity	10.4	-	(7)	-
Contractual penalty	10.4	-	7	-
Compensation for arbitration award	10.4	-	-	(37)
Provision for contingecies, net	10.4	6	8	4
Provision for environmental remediation	10.4	3	4	-
Fair value of consortiums' previous interest	10.4	-	(7)	-
Impairment of other receivables	10.4	-	5	-
Ecuador's transactional agreement	10.4	-	5	-
Expenses recovery	10.4	-	(8)	-
Accrual of defined benefit plans	9 and 10.2	27	26	14
Compensation agreements	10.2	61	37	19
Derecognition of unproductive wells	10.3	20	7	-
Other		(1)	(4)	(4)
Adjustments to reconcile net profit to cash flows from operating activities		152	406	302

Schedule of changes in operating assets and liabilities

	12.31.2024	12.31.2023	12.31.2022
Increase in trade receivables and other receivables	(411)	(151)	(233)
Increase in inventories	(20)	(35)	(21)
Increase in trade and other payables	75	17	70
Increase in salaries and social security payables	25	20	15
Defined benefit plans payments	(3)	(3)	(3)
Increase in tax liabilities	17	27	41
Decrease in provisions	(19)	(7)	(1)
Income tax payment	-	-	(2)
Payments for derivative financial instruments, net	-	(4)	(6)
Changes in operating assets and liabilities	(336)	(136)	(140)

Schedule of significant non-cash transactions

	12.31.2024	12.31.2023	12.31.2022
Acquisition of property, plant and equipment through an increase in trade payables	(99)	(82)	(75)
Borrowing costs capitalized in property, plant and equipment	(8)	(21)	(11)
Compensation trade receivables through an increase in financial assets at fair value through profit and loss	(53)	-	-
Credit for equity interests in areas sales	14	-	-
Increase of property, plant and equipment through exchange of assets	-	(25)	-
Increase in right-of-use assets through an increase in other liabilities	-	(13)	(1)
Decrease in asset retirement obligation and wind turbines decommision through property, plant and equipment	(5)	(5)	(1)
Acquisition of subsidiary by delivering financial assets at fair value through profit and loss	-	-	(35)
Decrease in associate's equity interest through increase in other receivables	-	-	6
Receivables for acquisition of subsidiary	-	-	7